Share Capital - Schedule of Share Purchase Warrants Issued in Connection with Private Placement (Details) - Warrants [member] - $ / shares	12 Months Ended
	Mar. 31, 2025	Nov. 21, 2023
Share Capital - Schedule of Share Purchase Warrants Issued in Connection with Private Placement (Details) [Line Items]
Exercise price	$ 0.65	$ 0.65
Number outstanding and exercisable	927,778
Average remaining contractual life	7 months 9 days
November 8, 2025 [Member]
Share Capital - Schedule of Share Purchase Warrants Issued in Connection with Private Placement (Details) [Line Items]
Exercise price	$ 0.65
Number outstanding and exercisable	888,889
Average remaining contractual life	7 months 9 days
December 31, 2023 [Member]
Share Capital - Schedule of Share Purchase Warrants Issued in Connection with Private Placement (Details) [Line Items]
Exercise price	$ 0.65
Number outstanding and exercisable	38,889
Average remaining contractual life	7 months 24 days